Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

Note 14 - Leases

Leases in which the Company is the lessee

The Company has lease agreements with respect to lands for the Solar Plants.

Information regarding material lease agreements entered into during the period

Ellomay Solar Italy Fourteen SRL leases land in Italy from private lessors for a period of 41 years and paid an amount of €2,183 thousand in advance for the all period. A right-of-use asset in the amount of €2,183 thousand have been recognized in 2024 in respect of this lease of land.

Ellomay Solar Italy Fifteen SRL leases land in Italy from private lessors for a period of 31 years, extending until May 2054. The annual rent is €72.7 thousand and is indexed to the Italian CPI. In 2024, a lease liability of €1,106 thousand and a corresponding right-of-use asset of €1,106 thousand were recognized for this land lease.

1.	Right-of-use assets

	Bio Gas	Italy	Spain	Talasol	Pumped storage	USA	Total
	€ in thousands

Balance as at January 1, 2024	20	9,526	2,327	7,595	9,425	2,074	30,967
Lease agreements entered into during the period	-	3,289	-	-	-	-	3,289
Depreciation for the year	(20)	(395)	(135)	(468)	(434)	(62)	(1,514)
Other	-	781	154	213	108	(305)	951
Effect of changes in exchange rates	-	-	-	-	520	102	622
Balance as at December 31, 2024	-	13,201	2,346	7,340	9,619	1,809	34,315

	Bio Gas	Italy	Spain	Talasol	Pumped storage	USA	Talmei Yosef	Total
	€ in thousands

Balance as at January 1, 2023	46	8,733	2,314	7,183	10,413	-	1,331	30,020
Lease agreements entered into during the period	-	2,527	-	-	-	2,142	-	4,669
Depreciation for the year	(26)	(262)	(126)	(455)	(429)	(24)	(111)	(1,433)
Other	-	(1,472)	139	867	110	-	69	(287)
Effect of changes in exchange rates	-	-	-	-	(669)	(44)	(85)	(798)
Transfer to disposal groups held for sale	-	-	-	-	-	-	(1,204)	(1,204)
Balance as at December 31, 2023	20	9,526	2,327	7,595	9,425	2,074	-	30,967
2.	Lease liability

Maturity analysis of the Company’s lease liabilities

December 31, 2024
€ in thousands
Less than one year	714
One to five years	3,328
More than five years	21,996

Total	26,038

Current maturities of lease liability	714

Long-term lease liability	25,324

3.	Additional information on leases

(a)	Amounts recognized in profit or loss

	2024	2023	2022
	€ in thousands

Depreciation on right-of-use asset	629	718	743
Interest expenses on lease liability	337	*407	*370

*	Including the amounts of €66 thousand and €74 thousand that were presented as a discontinued operation and classified as held for sale for 2023 and 2022, respectively.

The remainder of the depreciation and the interest is capitalized to fixed assets, including the amounts of €111 thousand and €117 thousand recorded in the depreciation expenses that were presented as a discontinued operation and classified as held for sale for 2023 and 2022, respectively.

(b)	Short-term leases

As mentioned in Note 3F regarding material accounting policies, the Company, in accordance with the practical expedient, accounts for short-term leases and leases of low-value assets as expenses on a straight-line basis over the lease term, instead of a right-of-use asset and lease liability. These leases include office space in the amount of approximately €264 thousand.